The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Multi-Manager Growth Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 3, 2020 (Accession No. 0001193125-20-238754), which is incorporated herein by reference.